                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA VALUE FUND]

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       SEMIANNUAL REPORT
       USAA VALUE FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2010

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FUND OBJECTIVE

LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

Invests primarily in equity securities of companies that are considered to be undervalued.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

   Portfolio of Investments                                                   15

   Notes to Portfolio of Investments                                          23

   Financial Statements                                                       24

   Notes to Financial Statements                                              27

EXPENSE EXAMPLE                                                               44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential. If the Fed governors unwind the stimulus too soon,

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2  | USAA VALUE FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

Barrow, Hanley, Mewhinney & Strauss, LLC                  TIMOTHY J. CULLER, CFA
                                                          JAMES S. McCLURE, CFA
    MARK GIAMBRONE, CPA                                   JOHN P. HARLOE, CFA
    JAMES P. BARROW
    RAY NIXON, Jr.
    ROBERT J. CHAMBERS, CFA

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o  HOW DID THE USAA VALUE FUND (THE FUND SHARES) PERFORM?

   For the six-month period ended January 31, 2010, the Fund Shares had a total return of 12.20%. This compares to returns of 10.70% for the Russell 3000
   Value Index (the Index) and 10.24% for the Lipper Multi-Cap Value Funds
   Index.

o  BEYOND SECTORS AND INDIVIDUAL HOLDINGS, WHAT LED TO THE STRONG PERFORMANCE?

   For us, 2009 was a tale of two markets. In the first half of the year, we were buying high-quality companies with strong balance sheets that we believed had good leverage to an economic recovery. These companies, which normally trade at a premium valuation, were only trading at a market multiple. Examples include Intel Corp., Medtronic, Inc., and ADS. As we expected, the market started to reward these companies with premium valuations as the year progressed.

   In the reporting period, as we were benefiting from our earlier purchases, we focused on stable, consistent businesses that were left behind in the early-to-mid stages of the rally. These companies,

   Refer to page 11 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA VALUE FUND
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   which include Sysco Foods Corp., Johnson & Johnson, and Raytheon Co., offer decent earnings growth, low valuations relative to the market, and dividends. Once again, we've started to see the market come around to our point of view. Overall, we've been opportunistic, taking what the market gives us while sticking to our valuation discipline.

o  FOR THE SIX-MONTH REPORTING PERIOD, WHAT SECTORS HAD THE BIGGEST IMPACT ON
   PERFORMANCE?

   Even though we were underweight in the financials sector, we had outstanding stock selection, so on an attribution basis it was our best sector relative to the Index. We also benefited from an underweight position in the energy sector, and to a lesser degree from good stock selection within it.

   The only sector that meaningfully detracted from index-relative performance was health care, where we were hurt by both an overweight position in the
   Index-lagging group as well as poor stock selection.

o  HOW IS THE FUND POSITIONED MOVING INTO THE SECOND HALF OF THE REPORTING YEAR?

   As of the end of the reporting period, we held a significant overweight position in health care stocks. We anticipate a continued turnaround in the sector as investors recognize -- as they did in 1994 -- that health care reform, even if it were to pass, is not going to destroy value in solid companies. Also, as of the date of this writing, we have an overweight position in the information technology sector, where even though stocks have risen, we're seeing a commensurate (or better) rise in earnings and prospects. The information technology stocks we own are trading at reasonable multiples and some pay, what we believe to be, good dividends.
   Finally, even though the industrials sector has not been strong lately, we have been adding to the group because earnings are strong.

   You will find a complete list of securities that the Fund owns on pages
   15-22.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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   We ended the reporting period underweight in the financials sector, but have been adjusting our exposure within the group. We're more attracted to large money-center and trust banks but have begun to reduce positions in regional banks, especially those with exposure to commercial real estate, haven't repaid Troubled Asset Relief Program (also known as "TARP") funds, and/or have reached our valuation targets. As of the date of this writing, we also plan to stay underweight in the energy sector.

o  WHAT'S YOUR OUTLOOK?

   In the wake of an historic 10-month stock market rally, we're looking for more modest returns this year. We think expectations, especially on the revenue side, have gotten ahead of the fundamentals. Corporate management teams did a great job of cost cutting to keep bottom-line earnings intact, but now we need revenues to keep the earnings momentum going. That will be tough given the lack of consumer and business confidence. We do see the economy continuing to improve, especially in the first half of the year, but it will remain a slow process. We think dividends will be an important part of the total return from stocks this year. Furthermore, we think that active management will be crucial as we seek to find companies that can deliver revenue growth in a slow recovery.

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6  | USAA VALUE FUND
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FUND RECOGNITION

USAA VALUE FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                       out of 1,104 large value funds for
                       the period ended January 31, 2010:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                               out of 1,104 funds

                                     5-YEAR
                                     * * * *
                                out of 914 funds

                                     10-YEAR
                                       N/A

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7
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                            LIPPER LEADERS (OVERALL)

               [5]                     [5]                     [5]
          TOTAL RETURN             CONSISTENT                  TAX
                                     RETURN                 EFFICIENCY

The Value Fund Shares are listed as a Lipper Leader for Total Return, Consistent
Return, and Tax Efficiency among 284, 279, and 269 funds within the Lipper
Multi-Cap Value Funds category for the overall period ended January 31, 2010.
The Value Fund Shares received a Lipper Leader rating for Total Return among 219 funds for the five-year period and a score of 4 among 284 funds for the three-year period, respectively, for the overall period ending January 31, 2010.
The Value Fund Shares received a Lipper Leader rating for Consistent Return for among 277 and 214 funds for the three- and five-year periods, respectively, and received a Lipper Leader rating for Tax Efficiency among 269 and 207 funds for the three- and five-year periods, respectively, for the overall period ending
January 31, 2010. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of January 31, 2010. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of January 31, 2010. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of January 31, 2010. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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8  | USAA VALUE FUND
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INVESTMENT OVERVIEW

USAA VALUE FUND SHARES (Symbol: UVALX)

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                                          1/31/10                     7/31/09
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Net Assets                             $400.0 Million             $347.5 Million
Net Asset Value Per Share                  $11.45                     $10.33

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/10
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 7/31/09 to 1/31/10*       1 Year         5 Years       Since Inception 8/03/01
       12.20%              38.64%          1.14%                 4.43%

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                                 EXPENSE RATIO**
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   Before Reimbursement      1.41%             After Reimbursement      1.15%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009. IMCO
HAS AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT,
ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT
THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION
RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND
EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.15% OF THE FUND
SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE
CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S
BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER
DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS
DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9
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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA VALUE            RUSSELL 3000         LIPPER MULTI-CAP
                     FUND SHARES           VALUE INDEX         VALUE FUNDS INDEX
 7/31/2001           $10,000.00            $10,000.00             $10,000.00
 8/31/2001            10,020.00              9,624.40               9,628.60
 9/30/2001             9,160.00              8,919.93               8,641.98
10/31/2001             9,520.00              8,863.95               8,819.73
11/30/2001            10,530.00              9,387.67               9,457.95
12/31/2001            11,164.18              9,633.61               9,732.41
 1/31/2002            11,184.24              9,574.07               9,605.78
 2/28/2002            11,063.87              9,592.65               9,480.12
 3/31/2002            11,766.02             10,066.13               9,964.06
 4/30/2002            11,605.53              9,774.24               9,670.98
 5/31/2002            11,485.16              9,792.88               9,661.61
 6/30/2002            10,532.24              9,257.91               8,922.43
 7/31/2002             9,649.54              8,359.25               8,181.78
 8/31/2002             9,669.60              8,415.37               8,312.01
 9/30/2002             8,796.93              7,502.75               7,410.88
10/31/2002             9,047.70              8,026.75               7,807.65
11/30/2002             9,318.53              8,541.61               8,389.17
12/31/2002             9,120.12              8,171.02               8,018.86
 1/31/2003             8,928.01              7,970.96               7,853.61
 2/28/2003             8,847.12              7,754.64               7,652.14
 3/31/2003             8,796.57              7,772.28               7,680.89
 4/30/2003             9,241.45              8,460.16               8,348.20
 5/31/2003             9,898.67              9,028.34               9,046.01
 6/30/2003            10,111.00              9,144.20               9,112.49
 7/31/2003            10,100.89              9,303.39               9,237.82
 8/31/2003            10,383.99              9,463.79               9,527.22
 9/30/2003            10,252.55              9,370.22               9,417.49
10/31/2003            10,838.99              9,958.06               9,936.42
11/30/2003            11,031.10             10,112.18              10,148.24
12/31/2003            11,632.37             10,715.19              10,647.69
 1/31/2004            11,694.03             10,917.63              10,872.66
 2/29/2004            11,981.75             11,149.86              11,079.81
 3/31/2004            11,848.17             11,071.92              10,982.86
 4/30/2004            11,591.27             10,777.21              10,781.07
 5/31/2004            11,694.03             10,888.61              10,831.76
 6/30/2004            12,238.65             11,168.96              11,136.92
 7/31/2004            11,971.48             10,981.46              10,818.71
 8/31/2004            12,043.41             11,133.66              10,856.45
 9/30/2004            12,361.96             11,328.10              11,076.03
10/31/2004            12,495.55             11,515.35              11,221.41
11/30/2004            13,307.35             12,134.57              11,809.06
12/31/2004            13,806.13             12,530.73              12,235.27
 1/31/2005            13,662.43             12,285.54              11,969.13
 2/28/2005            14,148.79             12,678.84              12,284.94
 3/31/2005            14,060.36             12,497.57              12,110.98
 4/30/2005            13,750.86             12,238.35              11,821.12
 5/31/2005            14,104.58             12,569.70              12,205.88
 6/30/2005            14,425.14             12,742.72              12,356.16
 7/31/2005            14,922.56             13,142.62              12,773.37
 8/31/2005            14,756.75             13,063.47              12,677.96
 9/30/2005            14,889.40             13,228.66              12,784.34
10/31/2005            14,403.03             12,893.02              12,470.97
11/30/2005            14,756.75             13,325.61              12,889.90
12/31/2005            14,949.62             13,389.20              13,010.36
 1/31/2006            15,381.30             13,960.50              13,439.30
 2/28/2006            15,426.74             14,037.92              13,460.42
 3/31/2006            15,676.66             14,272.07              13,681.44
 4/30/2006            16,119.69             14,604.55              13,952.89
 5/31/2006            15,676.66             14,214.21              13,593.60
 6/30/2006            15,619.86             14,312.63              13,566.14
 7/31/2006            15,653.94             14,609.44              13,609.07
 8/31/2006            15,915.21             14,871.31              13,871.09
 9/30/2006            16,267.37             15,154.00              14,183.27
10/31/2006            16,744.49             15,674.96              14,683.19
11/30/2006            17,119.36             16,040.95              14,988.96
12/31/2006            17,435.52             16,380.76              15,231.27
 1/31/2007            17,728.25             16,593.51              15,489.89
 2/28/2007            17,599.45             16,339.82              15,225.03
 3/31/2007            17,927.32             16,587.39              15,354.61
 4/30/2007            18,524.50             17,160.33              15,985.35
 5/31/2007            19,273.92             17,780.24              16,596.41
 6/30/2007            18,946.05             17,365.05              16,302.47
 7/31/2007            18,044.41             16,504.65              15,546.37
 8/31/2007            18,138.09             16,701.46              15,577.46
 9/30/2007            18,536.21             17,234.62              15,988.96
10/31/2007            18,665.02             17,251.24              16,054.89
11/30/2007            17,985.87             16,372.16              15,241.08
12/31/2007            17,660.65             16,215.24              15,073.02
 1/31/2008            17,014.23             15,564.53              14,342.48
 2/29/2008            16,306.83             14,915.04              13,834.46
 3/31/2008            15,697.00             14,829.06              13,558.52
 4/30/2008            16,477.58             15,531.84              14,251.35
 5/31/2008            16,867.87             15,550.29              14,506.80
 6/30/2008            15,270.12             14,062.50              13,167.54
 7/31/2008            15,184.74             14,070.87              13,022.34
 8/31/2008            15,416.48             14,344.66              13,168.98
 9/30/2008            14,196.82             13,322.39              11,949.64
10/31/2008            11,647.73             10,985.45               9,759.26
11/30/2008            10,781.78             10,158.14               9,110.73
12/31/2008            11,288.87             10,336.96               9,398.19
 1/31/2009            10,428.18              9,124.93               8,591.18
 2/28/2009             9,130.89              7,901.90               7,646.36
 3/31/2009             9,929.22              8,579.61               8,311.85
 4/30/2009            11,064.34              9,534.60               9,215.70
 5/31/2009            11,575.77             10,092.09               9,766.20
 6/30/2009            11,688.04             10,021.69               9,699.76
 7/31/2009            12,885.53             10,867.97              10,495.09
 8/31/2009            13,446.86             11,432.17              10,948.02
 9/30/2009            13,808.60             11,884.28              11,388.35
10/31/2009            13,496.75             11,486.22              11,103.20
11/30/2009            14,344.98             12,111.58              11,596.77
12/31/2009            14,760.43             12,379.70              11,896.87
 1/31/2010            14,457.38             12,030.35              11,570.28

                                   [END CHART]

                         *Data from 7/31/01 to 1/31/10.

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value
Funds Index is calculated from the end of the month, July 31, 2001, while the
Fund's inception date is August 3, 2001. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA VALUE FUND

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The graph on page 10 illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Shares to the following benchmarks:

o  The unmanaged Russell 3000(R) Value Index measures the performance of those
   Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000(R) Value or the unmanaged Russell 2000(R)
   Value indexes.

o  The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA VALUE FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                         1/31/10                    7/31/09
--------------------------------------------------------------------------------
Net Assets                            $62.8 Million              $29.4 Million
Net Asset Value Per Share                 $11.44                     $10.34

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/10
--------------------------------------------------------------------------------
 7/31/09 to 1/31/10**               1 Year               Since Inception 8/01/08
       12.35%                       38.99%                         -2.88%

--------------------------------------------------------------------------------
                              EXPENSE RATIO***
--------------------------------------------------------------------------------
                                    0.90%

*The USAA Value Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target
Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER
1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. IMCO HAS
AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT,
ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE INSTITUTIONAL SHARES
SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES
(EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND
FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF
0.91% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY NET ASSETS. IF THE
INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.91%,
THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THIS
REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME
PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR
TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA VALUE FUND

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA VALUE FUND         LIPPER MULTI-CAP       RUSSELL 3000
                   INSTITUTIONAL SHARES        VALUE FUNDS           VALUE INDEX
 7/31/2008             $10,000.00              $10,000.00            $10,000.00
 8/31/2008              10,177.13               10,112.61             10,194.58
 9/30/2008               9,371.98                9,176.26              9,468.06
10/31/2008               7,689.21                7,494.25              7,807.23
11/30/2008               7,117.55                6,996.23              7,219.27
12/31/2008               7,454.67                7,216.98              7,346.36
 1/31/2009               6,885.67                6,597.26              6,484.98
 2/28/2009               6,036.30                5,871.72              5,615.78
 3/31/2009               6,555.82                6,382.76              6,097.43
 4/30/2009               7,306.24                7,076.84              6,776.13
 5/31/2009               7,644.34                7,499.57              7,172.32
 6/30/2009               7,726.80                7,448.56              7,122.29
 7/31/2009               8,518.44                8,059.30              7,723.74
 8/31/2009               8,897.78                8,407.11              8,124.71
 9/30/2009               9,136.92                8,745.24              8,446.01
10/31/2009               8,930.76                8,526.27              8,163.12
11/30/2009               9,499.76                8,905.29              8,607.55
12/31/2009               9,771.02                9,135.74              8,798.10
 1/31/2010               9,570.25                8,884.95              8,549.82

                                   [END CHART]

                 *Data from 7/31/08 to 1/31/10.

                 See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Institutional Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Value Funds Index and the Russell 3000
Value Index is calculated from the end of the month, July 31, 2008, while the
Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2010
                          (% of Net Assets of the Fund)

      Stanley Works ...............................................  2.3%
      Occidental Petroleum Corp. ..................................  2.1%
      Capital One Financial Corp. .................................  2.1%
      Pfizer, Inc. ................................................  2.1%
      WellPoint, Inc. .............................................  2.0%
      Imperial Tobacco Group plc ADR ..............................  2.0%
      PNC Financial Services Group, Inc. ..........................  1.9%
      Bristol-Myers Squibb Co. ....................................  1.9%
      American Express Co. ........................................  1.8%
      Illinois Tool Works, Inc. ...................................  1.7%

                   o  SECTOR ASSET ALLOCATION* -- 1/31/2010  o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

      FINANCIALS                                                    17.2%
      INDUSTRIALS                                                   14.7%
      INFORMATION TECHNOLOGY                                        14.1%
      CONSUMER DISCRETIONARY                                        13.1%
      HEALTH CARE                                                   12.6%
      ENERGY                                                         8.9%
      CONSUMER STAPLES                                               7.3%
      MONEY MARKET INSTRUMENTS                                       6.0%
      UTILITIES                                                      5.2%
      TELECOMMUNICATION SERVICES                                     2.3%
      MATERIALS                                                      1.8%

                                   [END CHART]

*Excludes short-term investments purchased with cash collateral fr om securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 15-22.

================================================================================

14  | USAA VALUE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------

            COMMON STOCKS (97.2%)

            CONSUMER DISCRETIONARY (13.1%)
            ------------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
   113,200  Hanesbrands, Inc.*                                          $  2,600
                                                                        --------
            APPAREL RETAIL (1.0%)
    86,400  Limited Brands, Inc.                                           1,643
   144,200  Men's Wearhouse, Inc.                                          2,906
                                                                        --------
                                                                           4,549
                                                                        --------
            AUTO PARTS & EQUIPMENT (1.2%)
   261,700  American Axle & Manufacturing Holdings, Inc.*(a)               2,447
   162,700  Gentex Corp.                                                   3,119
                                                                        --------
                                                                           5,566
                                                                        --------
            AUTOMOTIVE RETAIL (0.4%)
    46,700  Advance Auto Parts, Inc.                                       1,842
                                                                        --------
            CASINOS & GAMING (0.9%)
    63,800  Ameristar Casinos, Inc.                                          945
   187,500  International Game Technology                                  3,439
                                                                        --------
                                                                           4,384
                                                                        --------
            COMPUTER & ELECTRONICS RETAIL (0.3%)
    83,000  GameStop Corp. "A"*                                            1,641
                                                                        --------
            GENERAL MERCHANDISE STORES (0.5%)
    76,200  Family Dollar Stores, Inc.                                     2,353
                                                                        --------
            HOME IMPROVEMENT RETAIL (0.9%)
   145,000  Home Depot, Inc.                                               4,062
                                                                        --------
            HOMEFURNISHING RETAIL (0.2%)
    39,700  Aaron's, Inc.                                                  1,106
                                                                        --------
            HOTELS, RESORTS, & CRUISE LINES (1.9%)
   198,100  Carnival Corp.*                                                6,603
    78,100  Royal Caribbean Cruises Ltd.*(a)                               2,037
                                                                        --------
                                                                           8,640
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            HOUSEHOLD APPLIANCES (2.9%)
   206,400  Stanley Works (a)                                           $ 10,578
    37,700  Whirlpool Corp.                                                2,834
                                                                        --------
                                                                          13,412
                                                                        --------
            LEISURE PRODUCTS (0.3%)
   114,100  Brunswick Corp.                                                1,224
                                                                        --------
            PUBLISHING (1.2%)
    26,000  John Wiley & Sons, Inc. "A"                                    1,086
   214,300  Valassis Communications, Inc.*                                 4,485
                                                                        --------
                                                                           5,571
                                                                        --------
            RESTAURANTS (0.1%)
    53,900  CKE Restaurants, Inc.                                            451
                                                                        --------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    94,700  Service Corp. International                                      726
                                                                        --------
            SPECIALTY STORES (0.6%)
   157,300  Cabela's, Inc.*(a)                                             2,536
    15,800  MarineMax, Inc.*                                                 142
                                                                        --------
                                                                           2,678
                                                                        --------
            Total Consumer Discretionary                                  60,805
                                                                        --------
            CONSUMER STAPLES (7.3%)
            -----------------------
            DISTILLERS & VINTNERS (0.9%)
    59,200  Diageo plc ADR                                                 3,978
                                                                        --------
            FOOD DISTRIBUTORS (0.6%)
    95,200  Sysco Corp.                                                    2,665
                                                                        --------
            PERSONAL PRODUCTS (0.3%)
    36,300  NBTY, Inc.*                                                    1,616
                                                                        --------
            TOBACCO (5.5%)
   204,200  Altria Group, Inc.                                             4,056
   145,100  Imperial Tobacco Group plc ADR                                 9,286
    24,600  Lorillard, Inc.                                                1,862
   170,000  Philip Morris International, Inc.                              7,737
    45,000  Reynolds American, Inc.                                        2,394
                                                                        --------
                                                                          25,335
                                                                        --------
            Total Consumer Staples                                        33,594
                                                                        --------
            ENERGY (8.9%)
            -------------
            INTEGRATED OIL & GAS (6.2%)
    78,700  BP plc ADR                                                     4,417
   143,700  ConocoPhillips                                                 6,897

================================================================================

16  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

   172,200  Marathon Oil Corp.                                          $  5,133
    50,600  Murphy Oil Corp.                                               2,585
   124,700  Occidental Petroleum Corp.                                     9,769
                                                                        --------
                                                                          28,801
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    23,750  Encore Acquisition Co.*                                        1,131
   119,600  EXCO Resources, Inc.                                           2,098
                                                                        --------
                                                                           3,229
                                                                        --------
            OIL & GAS STORAGE & TRANSPORTATION (2.0%)
   173,300  El Paso Corp.                                                  1,759
   351,300  Spectra Energy Corp.                                           7,465
                                                                        --------
                                                                           9,224
                                                                        --------
            Total Energy                                                  41,254
                                                                        --------
            FINANCIALS (17.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    43,200  Ameriprise Financial, Inc.                                     1,652
                                                                        --------
            CONSUMER FINANCE (5.4%)
   215,400  American Express Co.                                           8,112
   260,900  Capital One Financial Corp.                                    9,617
   679,500  SLM Corp.*                                                     7,155
                                                                        --------
                                                                          24,884
                                                                        --------
            DIVERSIFIED BANKS (1.6%)
   268,500  Wells Fargo & Co.                                              7,634
                                                                        --------
            INSURANCE BROKERS (0.6%)
   106,600  Willis Group Holdings plc                                      2,796
                                                                        --------
            LIFE & HEALTH INSURANCE (0.4%)
    41,700  Torchmark Corp.                                                1,872
                                                                        --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.6%)
   346,459  Bank of America Corp.                                          5,259
   172,700  JPMorgan Chase & Co.                                           6,725
                                                                        --------
                                                                          11,984
                                                                        --------
            PROPERTY & CASUALTY INSURANCE (2.3%)
    94,000  Allstate Corp.                                                 2,813
    90,200  Axis Capital Holdings Ltd.                                     2,598
    42,400  Chubb Corp.                                                    2,120
   218,700  Fidelity National Financial, Inc. "A"                          2,821
    17,500  XL Capital Ltd. "A"                                              294
                                                                        --------
                                                                          10,646
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            REGIONAL BANKS (2.6%)
   204,300  Fifth Third Bancorp                                         $  2,541
   161,200  PNC Financial Services Group, Inc.                             8,935
   167,400  United Community Banks, Inc.*                                    752
                                                                        --------
                                                                          12,228
                                                                        --------
            REITs - MORTGAGE (0.7%)
   178,500  Annaly Capital Management, Inc.                                3,102
                                                                        --------
            THRIFTS & MORTGAGE FINANCE (0.6%)
   176,100  New York Community Bancorp, Inc.                               2,647
                                                                        --------
            Total Financials                                              79,445
                                                                        --------
            HEALTH CARE (12.6%)
            -------------------
            HEALTH CARE DISTRIBUTORS (0.6%)
    80,600  Cardinal Health, Inc.                                          2,666
                                                                        --------
            HEALTH CARE EQUIPMENT (1.4%)
    75,100  Baxter International, Inc.                                     4,325
    53,700  Medtronic, Inc.                                                2,303
                                                                        --------
                                                                           6,628
                                                                        --------
            HEALTH CARE SERVICES (1.1%)
   113,600  Omnicare, Inc.                                                 2,840
    43,500  Quest Diagnostics, Inc.                                        2,422
                                                                        --------
                                                                           5,262
                                                                        --------
            MANAGED HEALTH CARE (4.6%)
    89,200  CIGNA Corp.                                                    3,012
   148,600  Coventry Health Care, Inc.*                                    3,400
   170,100  UnitedHealth Group, Inc.                                       5,613
   146,100  WellPoint, Inc.*                                               9,310
                                                                        --------
                                                                          21,335
                                                                        --------
            PHARMACEUTICALS (4.9%)
   360,200  Bristol-Myers Squibb Co.                                       8,774
    67,500  Johnson & Johnson                                              4,243
   507,752  Pfizer, Inc.                                                   9,475
                                                                        --------
                                                                          22,492
                                                                        --------
            Total Health Care                                             58,383
                                                                        --------
            INDUSTRIALS (14.7%)
            -------------------
            AEROSPACE & DEFENSE (5.6%)
    50,000  Goodrich Corp.                                                 3,095
   187,500  Honeywell International, Inc.                                  7,245
    43,300  ITT Corp.                                                      2,092

================================================================================

18   | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

    73,800  L-3 Communications Holdings, Inc.                           $  6,150
   142,200  Raytheon Co.                                                   7,456
                                                                        --------
                                                                          26,038
                                                                        --------
            BUILDING PRODUCTS (0.4%)
    82,700  Simpson Manufacturing Co., Inc.                                2,040
                                                                        --------
            CONSTRUCTION & ENGINEERING (0.4%)
    97,600  Insituform Technologies, Inc. "A"*                             1,999
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
    87,800  Oshkosh Corp.                                                  3,167
   115,200  Terex Corp.*                                                   2,252
                                                                        --------
                                                                           5,419
                                                                        --------
            DIVERSIFIED SUPPORT SERVICES (0.3%)
   106,603  Comfort Systems USA, Inc.                                      1,251
                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
   128,400  Emerson Electric Co.                                           5,334
    41,700  Regal-Beloit Corp.                                             1,976
                                                                        --------
                                                                           7,310
                                                                        --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
    49,000  Administaff, Inc.                                              1,119
   134,200  Korn/Ferry International*                                      1,986
                                                                        --------
                                                                           3,105
                                                                        --------
            INDUSTRIAL CONGLOMERATES (0.8%)
   218,100  General Electric Co.                                           3,507
                                                                        --------
            INDUSTRIAL MACHINERY (3.1%)
    51,400  Eaton Corp.                                                    3,148
     4,700  Flowserve Corp.                                                  424
    44,100  Harsco Corp.                                                   1,312
   181,800  Illinois Tool Works, Inc.                                      7,925
    30,600  SPX Corp.                                                      1,666
                                                                        --------
                                                                          14,475
                                                                        --------
            OFFICE SERVICES & SUPPLIES (0.2%)
    34,800  Avery Dennison Corp.                                           1,131
                                                                        --------
            TRUCKING (0.4%)
    51,100  Ryder System, Inc.                                             1,860
                                                                        --------
            Total Industrials                                             68,135
                                                                        --------
            INFORMATION TECHNOLOGY (14.1%)
            ------------------------------
            APPLICATION SOFTWARE (0.5%)
   261,000  Mentor Graphics Corp.*                                         2,093
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            COMMUNICATIONS EQUIPMENT (1.2%)
   405,300  Nokia Corp. ADR                                             $  5,548
                                                                        --------
            COMPUTER HARDWARE (3.3%)
    53,800  Diebold, Inc.                                                  1,429
   150,500  Hewlett-Packard Co.                                            7,084
    57,200  International Business Machines Corp.                          7,001
                                                                        --------
                                                                          15,514
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    45,600  Alliance Data Systems Corp.*(a)                                2,711
    63,400  Computer Sciences Corp.*                                       3,253
                                                                        --------
                                                                           5,964
                                                                        --------
            ELECTRONIC COMPONENTS (1.3%)
    86,600  Littelfuse, Inc.*                                              2,603
   434,800  Vishay Intertechnology, Inc.*                                  3,279
                                                                        --------
                                                                           5,882
                                                                        --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
   124,600  Cognex Corp.                                                   2,040
    37,200  FARO Technologies, Inc.*                                         672
                                                                        --------
                                                                           2,712
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.9%)
    90,200  Mercury Computer Systems, Inc.*                                1,077
    95,900  Plexus Corp.*                                                  3,261
                                                                        --------
                                                                           4,338
                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.4%)
    40,800  Maximus, Inc.                                                  1,953
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (1.2%)
   257,900  Applied Materials, Inc.                                        3,141
   271,900  Brooks Automation, Inc.*                                       2,268
                                                                        --------
                                                                           5,409
                                                                        --------
            SEMICONDUCTORS (1.9%)
   311,500  Intel Corp.                                                    6,043
   102,000  Microchip Technology, Inc.                                     2,633
                                                                        --------
                                                                           8,676
                                                                        --------
            SYSTEMS SOFTWARE (1.5%)
   252,200  Microsoft Corp.                                                7,107
                                                                        --------
            Total Information Technology                                  65,196
                                                                        --------
            MATERIALS (1.8%)
            ----------------
            DIVERSIFIED CHEMICALS (1.1%)
   153,200  E.I. du Pont de Nemours & Co.                                  4,996
                                                                        --------

================================================================================

20  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            SPECIALTY CHEMICALS (0.5%)
   349,500  PolyOne Corp.*                                              $  2,604
                                                                        --------
            STEEL (0.2%)
    69,100  Gibraltar Industries, Inc.*                                      963
                                                                        --------
            Total Materials                                                8,563
                                                                        --------
            TELECOMMUNICATION SERVICES (2.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
   220,230  AT&T, Inc.                                                     5,585
   164,400  Verizon Communications, Inc.                                   4,837
                                                                        --------
            Total Telecommunication Services                              10,422
                                                                        --------
            UTILITIES (5.2%)
            ----------------
            ELECTRIC UTILITIES (2.2%)
   185,300  Duke Energy Corp.                                              3,063
    63,100  Entergy Corp.                                                  4,815
    62,400  Pinnacle West Capital Corp.                                    2,235
                                                                        --------
                                                                          10,113
                                                                        --------
            MULTI-UTILITIES (3.0%)
   169,000  CenterPoint Energy, Inc.                                       2,357
   155,200  Dominion Resources, Inc.                                       5,814
   121,150  MDU Resources Group, Inc.                                      2,668
   147,100  Xcel Energy, Inc.                                              3,057
                                                                        --------
                                                                          13,896
                                                                        --------
            Total Utilities                                               24,009
                                                                        --------
            Total Common Stocks (cost: $431,093)                         449,806
                                                                        --------
            MONEY MARKET INSTRUMENTS (6.0%)

            MONEY MARKET FUNDS (6.0%)
27,885,213  State Street Institutional Liquid Reserve Fund, 0.13%(b)
               (cost: $27,885)                                            27,885
                                                                        --------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (3.0%)

            MONEY MARKET FUNDS (1.4%)
 6,726,233  BlackRock Liquidity Funds TempFund Portfolio, 0.11%(b)         6,726
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)       SECURITY                                                       (000)
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS (1.6%)
    $5,600  Credit Suisse First Boston LLC, 0.11%, acquired on
               1/29/2010 and due 2/01/2010 at $5,600 (collateralized
               by $5,630 of U.S. Treasury, 3.63%, due 8/15/2019;
               market value $5,714)                                     $  5,600
     1,600  Deutsche Bank Securities, Inc., 0.11%, acquired on
               1/29/2010 and due 2/01/2010 at $1,600 (collateralized
               by $1,331 of Fannie Mae(c), 6.63%, due 11/15/2030;
               market value $1,633)                                        1,600
                                                                        --------
            Total Repurchase Agreements                                    7,200
                                                                        --------
            Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $13,926)          13,926
                                                                        --------

            TOTAL INVESTMENTS (COST: $472,904)                          $491,617
                                                                        ========

------------------------------------------------------------------------------------------------
($ in 000s)                                            VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                   IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
                                FOR IDENTICAL ASSETS             INPUTS        INPUTS      TOTAL
------------------------------------------------------------------------------------------------

Equity Securities:
   Common Stocks                            $449,806            $    -             $-   $449,806

Money Market Instruments:
   Money Market Funds                         27,885                 -              -     27,885

Short-Term Investments
   Purchased with Cash
   Collateral from Securities
   Loaned:
   Money Market Funds                          6,726                 -              -      6,726
   Repurchase Agreements                           -             7,200              -      7,200
------------------------------------------------------------------------------------------------
Total                                       $484,417            $7,200             $-   $491,617
------------------------------------------------------------------------------------------------

================================================================================

22  | USAA VALUE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.
   Investments in foreign securities were 5.1% of net assets at January 31,
   2010.

   ADR    American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
          U.S. dollars.

   REIT   Real estate investment trust

o  SPECIFIC NOTES

   (a) The security or a portion thereof was out on loan as of January 31, 2010.

   (b) Rate represents the money market fund annualized seven-day yield at
       January 31, 2010.

   (c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
       U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $13,386) (cost of $472,904)                            $491,617
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                    150
         Nonaffiliated transactions                                          300
      USAA Investment Management Company (Note 7D)                           248
      Dividends and interest                                                 606
      Securities sold                                                      2,167
      Other                                                                    3
                                                                        --------
         Total assets                                                    495,091
                                                                        --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                    13,926
      Securities purchased                                                17,413
      Capital shares redeemed (nonaffiliated transactions)                   478
   Accrued management fees                                                   312
   Accrued transfer agent's fees                                              44
   Other accrued expenses and payables                                        69
                                                                        --------
         Total liabilities                                                32,242
                                                                        --------
            Net assets applicable to capital shares outstanding         $462,849
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $488,089
   Accumulated undistributed net investment income                           174
   Accumulated net realized loss on investments                          (44,127)
   Net unrealized appreciation of investments                             18,713
                                                                        --------
            Net assets applicable to capital shares outstanding         $462,849
                                                                        ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $400,011/34,929 shares outstanding)    $  11.45
                                                                        ========
      Institutional Shares (net assets of $62,838/5,492 shares
         outstanding)                                                   $  11.44
                                                                        ========

See accompanying notes to financial statements.

================================================================================

24  | USAA VALUE FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $ 4,859
   Interest                                                                   17
   Securities lending (net)                                                   13
                                                                         -------
         Total income                                                      4,889
                                                                         -------
EXPENSES
   Management fees                                                         1,687
   Administration and servicing fees:
      Fund Shares                                                            291
      Institutional Shares                                                    10
   Transfer agent's fees:
      Fund Shares                                                            646
      Institutional Shares                                                    10
   Custody and accounting fees:
      Fund Shares                                                             36
      Institutional Shares                                                     4
   Postage:
      Fund Shares                                                             25
   Shareholder reporting fees:
      Fund Shares                                                             16
   Trustees' fees                                                              5
   Registration fees:
      Fund Shares                                                             18
   Professional fees                                                          41
   Other                                                                       8
                                                                         -------
         Total expenses                                                    2,797
   Expenses paid indirectly                                                  (15)
   Expenses reimbursed:
      Fund Shares                                                           (382)
                                                                         -------
         Net expenses                                                      2,400
                                                                         -------
NET INVESTMENT INCOME                                                      2,489
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       3,083
   Change in net unrealized appreciation/depreciation                     40,175
                                                                         -------
         Net realized and unrealized gain                                 43,258
                                                                         -------
   Increase in net assets resulting from operations                      $45,747
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended July 31,
2009

--------------------------------------------------------------------------------

                                                       1/31/2010      7/31/2009
-------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                $  2,489       $  6,246
   Net realized gain (loss) on investments                 3,083        (40,396)
   Change in net unrealized appreciation/depreciation
      of investments                                      40,175        (16,357)
                                                        -----------------------
      Increase (decrease) in net assets resulting from
         operations                                       45,747        (50,507)
                                                        -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                         (4,916)        (6,079)
      Institutional Shares*                                 (684)          (224)
                                                        -----------------------
      Distributions to shareholders                       (5,600)        (6,303)
                                                        -----------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                            15,292         21,914
   Institutional Shares*                                  30,481         26,562
                                                        -----------------------
       Total net increase in net assets from
          capital share transactions                      45,773         48,476
                                                        -----------------------
   Capital contribution from USAA Transfer Agency
       Company:
       Institutional Shares*                                   -              8
                                                        -----------------------
   Net increase (decrease) in net assets                  85,920         (8,326)
NET ASSETS
   Beginning of period                                   376,929        385,255
                                                        -----------------------
   End of period                                        $462,849       $376,929
                                                        =======================
Accumulated undistributed net investment income:
   End of period                                        $    174       $  3,285
                                                        =======================

*Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

26  | USAA VALUE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Value
Fund (the Fund), which is classified as diversified under the 1940 Act. The
Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Value Fund Shares (Fund Shares) and Value
Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.
The Institutional Shares are currently offered for sale only to the USAA Target
Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities.

================================================================================

28  | USAA VALUE FUND

================================================================================

        In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as
        U.S. market movements) are significant.

    3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5.  Repurchase agreements are valued at cost, which approximates market value.

    6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the
        Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the
        Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
    Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification.

================================================================================

30  | USAA VALUE FUND

================================================================================

    Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1.  Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2.  Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31,
    2010, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $15,000 and less than $500, respectively.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
    Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

32  | USAA VALUE FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 1.0% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
July 31, 2009, the Fund had capital loss carryovers of $25,727,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely that the Trust's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$92,212,000 and $45,208,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $55,602,000 and $36,889,000, respectively, resulting in net unrealized appreciation of $18,713,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional

================================================================================

34  | USAA VALUE FUND

================================================================================

income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and
Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31,
2010, the Fund received securities-lending income of $13,000, which is net of the 20% income retained by Wachovia. As of January 31, 2010, the Fund loaned securities having a fair market value of approximately $13,386,000 and received cash collateral of $13,926,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                           SIX-MONTH
                                         PERIOD ENDED           YEAR ENDED
                                           1/31/2010            7/31/2009
-------------------------------------------------------------------------------
                                      SHARES     AMOUNT     SHARES      AMOUNT
                                      -----------------------------------------

FUND SHARES:
Shares sold                            4,426    $ 50,338     9,217     $ 83,334
Shares issued from reinvested
   dividends                             414       4,860       684        6,016
Shares redeemed                       (3,535)    (39,906)   (7,214)     (67,436)
                                      -----------------------------------------
Net increase from capital
   share transactions                  1,305    $ 15,292     2,687     $ 21,914
                                      =========================================
INSTITUTIONAL SHARES
   (INITIATED ON AUGUST 1, 2008):
Shares sold                            2,746    $ 31,532     3,034     $ 28,189
Shares issued from reinvested
   dividends                              58         684        26          224
Shares redeemed                         (160)     (1,735)     (212)      (1,851)
                                      -----------------------------------------
Net increase from capital
   share transactions                  2,644    $ 30,481     2,848     $ 26,562
                                      =========================================

(7) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the
    Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating

================================================================================

36  | USAA VALUE FUND

================================================================================

    assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
    Multi-Cap Value Funds Index over the performance period. The Lipper
    Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                +/- 0.04%
    +/- 4.01% to 7.00%                +/- 0.05%
    +/- 7.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $1,687,000, which included a performance adjustment for the Fund Shares and Institutional
    Shares of $78,000 and $1,000, respectively. For the Fund Shares and
    Institutional Shares, the performance adjustments were 0.04% and less than
    0.01%, respectively.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
    Fund) pays BHMS a subadvisory fee based on the aggregate net assets that
    BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund
    combined, in the annual amount of 0.75% on the first $15 million in assets,
    0.55% on assets over $15 million and up to $25 million, 0.45% on assets over
    $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and
    0.15% on assets over $1 billion. For the six-month period ended January 31,
    2010, the Manager incurred subadvisory fees, paid or payable to BHMS, of
    $658,000.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
    January 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
    $291,000 and $10,000, respectively.

================================================================================

38  | USAA VALUE FUND

================================================================================

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $10,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Fund Shares and the Institutional shares to 1.15% and 0.91%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2010, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $382,000, of which $248,000 was receivable from the Manager.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the
    Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2010, the Fund Shares and
    Institutional Shares incurred transfer agent's fees, paid or payable to
    SAS, of $646,000 and $10,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2010, the Fund recorded a receivable for capital shares sold of $150,000 and a payable for capital shares redeemed of less than $500 for the Target Funds' purchases and redemptions of Institutional
Shares. As of January 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.7%
USAA Target Retirement 2020 Fund                                        1.8
USAA Target Retirement 2030 Fund                                        3.9
USAA Target Retirement 2040 Fund                                        4.8
USAA Target Retirement 2050 Fund                                        2.3

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

================================================================================

40  | USAA VALUE FUND

================================================================================

(10) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED
                                                   JANUARY 31,                      YEAR ENDED JULY 31,
                                                  -------------------------------------------------------------------------
                                                      2010           2009         2008         2007         2006       2005
                                                  -------------------------------------------------------------------------

Net asset value at beginning of period            $  10.33       $  12.45     $  15.41     $  13.78     $  13.50   $  11.65
                                                  -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                               .06            .19          .19          .15          .15        .11
   Net realized and unrealized gain (loss)            1.20          (2.11)       (2.54)        1.93          .49       2.67
                                                  -------------------------------------------------------------------------
Total from investment operations                      1.26          (1.92)       (2.35)        2.08          .64       2.78
                                                  -------------------------------------------------------------------------
Less distributions from:
   Net investment income                              (.14)          (.20)        (.17)        (.15)        (.12)      (.15)
   Realized capital gains                                -              -         (.44)        (.30)        (.24)      (.78)
                                                  -------------------------------------------------------------------------
Total distributions                                      -           (.20)        (.61)        (.45)        (.36)      (.93)
                                                  -------------------------------------------------------------------------
Net asset value at end of period                  $  11.45       $  10.33     $  12.45     $  15.41     $  13.78   $  13.50
                                                  =========================================================================
Total Return (%)*                                    12.20         (15.14)      (15.85)       15.27(a)      4.90      24.65
Net assets at end of period (000)                 $400,011       $347,492     $385,255     $476,791     $345,089   $231,135
Ratios to average net assets:**
   Expenses (%)(b)                                    1.15(c)        1.15         1.15         1.15(a)      1.15       1.15
   Expenses, excluding reimbursements (%)(b)          1.35(c)        1.41         1.25         1.24(a)      1.26       1.27
   Net investment income (%)                          1.14(c)        2.00         1.36         1.11         1.27       1.14
Portfolio turnover (%)                                  11             26           21           24           26         22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were $384,560,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                                      (.01%)(+)      (.01%)       (.01%)       (.01%)       (.01%)     (.02%)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA VALUE FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED        PERIOD ENDED
                                                 JANUARY 31,           JULY 31,
                                                    2010               2009***
                                                --------------------------------

Net asset value at beginning of period           $ 10.34              $ 12.42
                                                 ----------------------------
Income (loss) from investment operations:
   Net investment income(a)                          .07                  .18
   Net realized and unrealized gain (loss)(a)       1.20                (2.05)
                                                 ----------------------------
Total from investment operations(a)                 1.27                (1.87)
                                                 ----------------------------
Less distributions from:
   Net investment income                            (.17)                (.21)
                                                 ----------------------------
Net asset value at end of period                 $ 11.44              $ 10.34
                                                 ============================
Total return (%)*                                  12.24               (14.73)
Net assets at end of period (000)                $62,838              $29,437
Ratios to average net assets:**
   Expenses (%)(b),(c)                               .90                  .90
   Net investment income (%)(b)                     1.33                 2.06
Portfolio turnover (%)                                11                   26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $40,708,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the period ended January 31, 2010, average shares were 3,709,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

44  | USAA VALUE FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                   EXPENSES PAID
                                 BEGINNING          ENDING         DURING PERIOD*
                               ACCOUNT VALUE     ACCOUNT VALUE    AUGUST 1, 2009 -
                               AUGUST 1, 2009  JANUARY 31, 2010   JANUARY 31, 2010
----------------------------------------------------------------------------------

FUND SHARES
Actual                           $1,000.00         $1,122.00           $6.10

Hypothetical
  (5% return before expenses)     1,000.00          1,019.46            5.80

INSTITUTIONAL SHARES
Actual                            1,000.00          1,122.40            4.81

Hypothetical
  (5% return before expenses)     1,000.00          1,020.67            4.58

* Expenses are equal to the annualized expense ratio of 1.14% for Fund Shares and 0.90% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 12.20% for Fund Shares and 12.24% for Institutional Shares
  for the six-month period of August 1, 2009, through January 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at usaa.com; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40847-0310                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:     March 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     April 1, 2010
         ------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     March 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.